Investment in an Associate - Schedule of Investment in Associate (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Investment in Associate [Abstract]
Shares at cost	$ 471,802	RM 1,923,775	RM 1,916,650
Share of post-acquisition reserves	165,763	675,897	7,125
Total investment shares	$ 637,565	RM 2,599,672	RM 1,923,775